Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ 305	$ 610
Right-of-use assets exchanged for operating lease liabilities	$ 5,373	$ 5,373